Summary of Notional Amount and Fair Value of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified						6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended
	Sep. 25, 2012	Dec. 31, 2011	Jul. 31, 2011	Jun. 30, 2013 Designated as Hedging Instrument Interest Rate Swap	Dec. 31, 2012 Designated as Hedging Instrument Interest Rate Swap	Jun. 30, 2013 Accounts payable, accrued expenses and other liabilities Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 1	Dec. 31, 2012 Accounts payable, accrued expenses and other liabilities Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 1	Jun. 30, 2013 Accounts payable, accrued expenses and other liabilities Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 2	Dec. 31, 2012 Accounts payable, accrued expenses and other liabilities Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 2	Jun. 30, 2013 Accounts payable, accrued expenses and other liabilities Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 3	Dec. 31, 2012 Accounts payable, accrued expenses and other liabilities Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 3	Jun. 30, 2013 Deferred costs and other assets, net Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 4	Dec. 31, 2012 Deferred costs and other assets, net Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 4
Derivatives, Fair Value [Line Items]
Notional Amount						$ 6,816		$ 7,627		$ 11,098		$ 17,808
Interest Rate						4.67%		4.34%		4.62%		5.24%
Effective Date						Oct. 06, 2011		Feb. 06, 2012		Jun. 28, 2012		Aug. 30, 2012
Maturity Date						Oct. 06, 2016		Oct. 06, 2016		Jul. 06, 2017		Aug. 30, 2017
Fair Value of Liability	(6,600)	(2,600)	(1,600)	(219)	(771)	(131)	(218)	(70)	(157)	(18)	(219)		(177)
Fair Value of Asset				$ 160								$ 160